UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     TIG Advisors, LLC

Address:  520 Madison Avenue, 26th Floor
          New York, New York 10022

13F File Number: 28-11896

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Fastert
Title:  General Counsel
Phone:  (212) 396-8698


Signature, Place and Date of Signing:

/s/ Michael Fastert           New York, New York            November 14, 2012
--------------------          ------------------           --------------------
     [Signature]                [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      77

Form 13F Information Table Value Total: $351,886
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number      Name
--------------------      ----

28-13433                  TIG Arbitrage Associates Master Fund L.P.
28-14662                  Arbitrage Associates II Master Fund, L.P.


                                                     FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5     COLUMN 6   COLUMN 7     COLUMN 8

                                 TITLE                      VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS           CUSIP     (X1000)  PRN AMT   PRN CALL  DISCRETION  MANGRS    SOLE    SHARED  NONE
AMERICAN INTL GROUP INC        COM NEW           026874784     820      25,000  SH          SOLE      NONE      25,000
AMERIGROUP CORP                COM               03073T102  15,737     172,116  SH          SOLE      NONE     172,116
ARIBA INC                      COM NEW           04033V203  11,534     257,465  SH          SOLE      NONE     257,465
AUTHENTEC INC                  COM               052660107   7,594     947,436  SH          SOLE      NONE     947,436
BEST BUY INC                   COM               086516101   5,293     307,779  SH          SOLE      NONE     307,779
BROOKFIELD RESIDENTIAL PPTYS   COM               11283W104   5,983     427,983  SH          SOLE      NONE     427,983
CHEMTURA CORP                  COM NEW           163893209   2,950     171,300  SH          SOLE      NONE     171,300
DST SYS INC DEL                COM               233326107   1,319      23,320  SH          SOLE      NONE      23,320
DOLLAR THRIFTY AUTOMOTIVE GP   COM               256743105   1,043      12,000  SH          SOLE      NONE      12,000
FSI INTL INC                   COM               302633102   8,275   1,337,949  SH          SOLE      NONE   1,337,949
FIESTA RESTAURANT GROUP INC    COM               31660B101   1,798     113,294  SH          SOLE      NONE     113,294
GSI GROUP INC CDA NEW          COM NEW           36191C205   3,252     364,958  SH          SOLE      NONE     364,958
GENERAL MTRS CO                *W EXP 07/10/201  37045V118     478      34,652  SH          SOLE      NONE      34,652
GENERAL MTRS CO                *W EXP 07/10/201  37045V126     286      34,652  SH          SOLE      NONE      34,652
HERTZ GLOBAL HOLDINGS INC      COM               42805T105  36,065   2,626,694  SH          SOLE      NONE   2,626,694
INTRALINKS HLDGS INC           COM               46118H104   4,188     640,315  SH          SOLE      NONE     640,315
IRIS INTL INC                  COM               46270W105   6,278     321,609  SH          SOLE      NONE     321,609
KENEXA CORP                    COM               488879107   9,723     212,156  SH          SOLE      NONE     212,156
KINDER MORGAN INC DEL          COM               49456B101   3,555     100,077  SH          SOLE      NONE     100,077
KINDER MORGAN INC DEL          *W EXP 05/25/201  49456B119     415     118,998  SH          SOLE      NONE     118,998
KRAFT FOODS INC                CL A              50075N104     536      12,971  SH          SOLE      NONE      12,971
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT    55608B105   5,033     121,344  SH          SOLE      NONE     121,344
MERGE HEALTHCARE INC           COM               589499102     832     217,724  SH          SOLE      NONE     217,724
NCR CORP NEW                   COM               62886E108   2,928     125,630  SH          SOLE      NONE     125,630
NEXEN INC                      COM               65334H102  49,973   1,972,085  SH          SOLE      NONE   1,972,085
PRIMORIS SVCS CORP             COM               74164F103   3,538     271,077  SH          SOLE      NONE     271,077
QUEST SOFTWARE INC             COM               74834T103  10,676     381,269  SH          SOLE      NONE     381,269
ROGERS CORP                    COM               775133101   4,243     100,172  SH          SOLE      NONE     100,172
SK TELECOM LTD                 SPONSORED ADR     78440P108     727      50,000  SH          SOLE      NONE      50,000
SEALED AIR CORP NEW            COM               81211K100   2,205     142,600  SH          SOLE      NONE     142,600
SHAW GROUP INC                 COM               820280105   8,918     204,451  SH          SOLE      NONE     204,451
SOUFUN HLDGS LTD               ADR               836034108     396      25,000  SH          SOLE      NONE      25,000
STONERIDGE INC                 COM               86183P102   1,617     325,312  SH          SOLE      NONE     325,312
SUNOCO INC                     COM               86764P109   7,489     159,915  SH          SOLE      NONE     159,915
SUPERVALU INC                  COM               868536103     973     403,939  SH          SOLE      NONE     403,939
TRIPADVISOR INC                COM               896945201   2,818      85,570  SH          SOLE      NONE      85,570
VERINT SYS INC                 COM               92343X100   4,384     159,771  SH          SOLE      NONE     159,771
WET SEAL INC                   CL A              961840105   2,773     880,371  SH          SOLE      NONE     880,371
YAHOO INC                      COM               984332106  30,345   1,899,555  SH          SOLE      NONE   1,899,555
COOPER INDUSTRIES PLC          SHS               G24140108  13,607     181,287  SH          SOLE      NONE     181,287
FREESCALE SEMICONDUCTOR LTD    SHS               G3727Q101   2,089     219,700  SH          SOLE      NONE     219,700
HERBALIFE LTD                  COM USD SHS       G4412G101   2,962      62,480  SH          SOLE      NONE      62,480
SINA CORP                      ORD               G81477104     647      10,000  SH          SOLE      NONE      10,000
BOSTON SCIENTIFIC CORP         COM               101137107     149      25,900  SH          SOLE      NONE      25,900
CELANESE CORP DEL              COM SER A         150870103     426      11,240  SH          SOLE      NONE      11,240
CHEVRON CORP NEW               COM               166764100     226       1,940  SH          SOLE      NONE       1,940
CONOCOPHILLIPS                 COM               20825C104     223       3,900  SH          SOLE      NONE       3,900
FIRST AMERN FINL CORP          COM               31847R102     217      10,000  SH          SOLE      NONE      10,000
GEO GROUP INC                  COM               36159R103     252       9,100  SH          SOLE      NONE       9,100
HUNTINGTON INGALLS INDS INC    COM               446413106     475      11,290  SH          SOLE      NONE      11,290
L-3 COMMUNICATIONS HLDGS INC   COM               502424104     247       3,440  SH          SOLE      NONE       3,440
MBIA INC                       COM               55262C100     142      14,000  SH          SOLE      NONE      14,000
DIGITALGLOBE INC               COM NEW           25389M877     577      28,300  SH          SOLE      NONE      28,300
FIFTH THIRD BANCORP            COM               316773100     214      13,800  SH          SOLE      NONE      13,800
HESS CORP                      COM               42809H107     218       4,050  SH          SOLE      NONE       4,050
MARATHON OIL CORP              COM               565849106     360      12,170  SH          SOLE      NONE      12,170
QUANTA SVCS INC                COM               74762E102     254      10,300  SH          SOLE      NONE      10,300
SPDR GOLD TRUST                GOLD SHS          78463V107     535       3,110  SH          SOLE      NONE       3,110
LOCKHEED MARTIN CORP           COM               539830109     286       3,060  SH          SOLE      NONE       3,060
ORBITAL SCIENCES CORP          COM               685564106     402      27,600  SH          SOLE      NONE      27,600
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR     71654V408     431      18,800  SH          SOLE      NONE      18,800
RAYTHEON CO                    COM NEW           755111507     275       4,810  SH          SOLE      NONE       4,810
SAIC INC                       COM               78390X101     348      28,900  SH          SOLE      NONE      28,900
UNITED STATES OIL FUND LP      UNITS             91232N108   4,299     126,000  SH  CALL    SOLE      NONE     126,000
KKR FINANCIAL HLDGS LLC        COM               48248A306   1,005     100,000  SH  CALL    SOLE      NONE     100,000
YAHOO INC                      COM               984332106   1,435      89,800  SH  CALL    SOLE      NONE      89,800
SHAW COMMUNICATIONS INC        CL B CONV         82028K200   6,408     146,900  SH  PUT     SOLE      NONE     146,900
NEXEN INC                      COM               65334H102     575      22,700  SH  PUT     SOLE      NONE      22,700
SPDR S&P 500 ETF TR            TR UNIT           78462F103  30,997     215,300  SH  PUT     SOLE      NONE     215,300
SPDR DOW JONES INDL AVRG ETF   UT SER 1          78467X109   6,703      50,000  SH  PUT     SOLE      NONE      50,000
AMERICAN INTL GROUP INC        COM NEW           026874784     984      30,000  SH  CALL    SOLE      NONE      30,000
AMERICAN INTL GROUP INC        COM NEW           026874784     820      25,000  SH  PUT     SOLE      NONE      25,000
BEST BUY INC                   COM               086516101     372      21,600  SH  CALL    SOLE      NONE      21,600
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN    29273R109   3,567      83,800  SH  PUT     SOLE      NONE      83,800
MBIA INC                       COM               55262C100   1,013     100,000  SH  CALL    SOLE      NONE     100,000
CAESARS ENTMT CORP             COM               127686103     680     100,000  SH  PUT     SOLE      NONE     100,000
RADIOSHACK CORP                COM               750438103     476     200,000  SH  PUT     SOLE      NONE     200,000